Debt and Credit Agreements	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Debt and Credit Agreements
12.	DEBT AND CREDIT AGREEMENTS

Short-Term Notes and Credit Facilities

Hydro One meets its short-term liquidity requirements in part through the issuance of commercial paper under its Commercial Paper Program which has a maximum authorized amount of $1.5 billion. These short-term notes are denominated in Canadian dollars with varying maturities not exceeding 365 days. The Commercial Paper Program is supported by the Company’s committed revolving credit facilities totalling $2.3 billion. At December 31, 2015, Hydro One had $1,491 million in commercial paper borrowings outstanding (December 31, 2014 – $nil).

At December 31, 2015, Hydro One’s consolidated committed, unsecured and unused credit facilities totalling $2.3 billion consisted of the following:

(millions of Canadian dollars)	Maturity	Amount
Revolving standby credit facility	June 2020	1,500
Three-year senior, revolving term credit facility	October 2018	800

Total		2,300

The Company may use the credit facilities for working capital and general corporate purposes. If used, interest on the credit facilities would apply based on Canadian benchmark rates. The obligation of each lender to make any credit extension under its credit facility is subject to various conditions including, among other things, that no event of default has occurred or would result from such credit extension.

Long-Term Debt

The Company issues notes for long-term financing under its Medium-Term Note (MTN) Program. The maximum authorized principal amount of notes issuable under this program is $3.5 billion. At December 31, 2015, $3.5 billion remained available for issuance until January 2018.

The following table presents the outstanding long-term debt at December 31, 2015 and 2014:

December 31 (millions of Canadian dollars)	2015	2014
2.95% Series 21 notes due 2015[1]	—	500
Floating-rate Series 22 notes due 2015[2]	—	50
4.64% Series 10 notes due 2016	450	450
Floating-rate Series 27 notes due 2016[2]	50	50
5.18% Series 13 notes due 2017	600	600
2.78% Series 28 notes due 2018	750	750
Floating-rate Series 31 notes due 2019[2]	228	228
4.40% Series 20 notes due 2020	300	300
1.62% Series 33 notes due 2020[1]	350	–
3.20% Series 25 notes due 2022	600	600
7.35% Debentures due 2030	400	400
6.93% Series 2 notes due 2032	500	500
6.35% Series 4 notes due 2034	385	385
5.36% Series 9 notes due 2036	600	600
4.89% Series 12 notes due 2037	400	400
6.03% Series 17 notes due 2039	300	300
5.49% Series 18 notes due 2040	500	500
4.39% Series 23 notes due 2041	300	300
6.59% Series 5 notes due 2043	315	315
4.59% Series 29 notes due 2043	435	435
4.17% Series 32 notes due 2044	350	350
5.00% Series 11 notes due 2046	325	325
4.00% Series 24 notes due 2051	225	225
3.79% Series 26 notes due 2062	310	310
4.29% Series 30 notes due 2064	50	50

	8,723	8,923
Add: Unrealized mark-to-market loss[1]	1	2
Less: Long-term debt payable within one year	(500)	(552)

Long-term debt	8,224	8,373

[1]	The unrealized mark-to-market loss relates to $50 million of the Series 33 notes due 2020 (2014 – $250 million of the Series 21 notes due 2015). The unrealized mark-to-market loss is offset by a $1 million (2014 – $2 million) unrealized mark-to-market gain on the related fixed-to-floating interest-rate swap agreements, which are accounted for as fair value hedges. See Note 13 – Fair Value of Financial Instruments and Risk Management for details of fair value hedges.
[2]	The interest rates of the floating-rate notes are referenced to the 3-month Canadian dollar bankers’ acceptance rate, plus a margin.

In 2015, Hydro One issued $350 million (2014 – $628 million) of long-term debt under the MTN Program, and repaid $550 million of long-term debt MTN Program notes (2014 – $750 million).

Long-term debt totalling $35 million assumed by Hydro One as part of the Haldimand Hydro and Woodstock Hydro acquisitions was repaid in 2015.

The long-term debt is unsecured and denominated in Canadian dollars. The long-term debt is summarized by the number of years to maturity in Note 13 – Fair Value of Financial Instruments and Risk Management.